Operations and Reorganization - Contractual agreements with VIEs (Details) - Dec. 31, 2017	USD ($)	CNY (¥)
Beijing Dasheng Zhixing Technology Co., Ltd
Contractual agreements with VIEs
Consideration for exclusive option to purchase	$ 1.6	¥ 10
51Talk English Philippines Corporation
Contractual agreements with VIEs
Consideration for exclusive option to purchase	$ 1